Offerings	Jun. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right ("Share Right") to receive one eighth (1/8) of one Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Amount of Registration Fee	$ 41,450.72
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 3,000,000 Share Rights, which may be issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

The registrant previously registered 30,015,000 units (including 3,915,000 units subject to the underwriter’s over-allotment option). The registrant has subsequently reduced the number of units being offered to 23,000,000 units (including 3,000,000 units subject to the underwriter’s over-allotment option).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights included as part of the units
Amount Registered | shares	23,000,000
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the Share Rights included as part of the units
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 25,000,000.00
Amount of Registration Fee	$ 4,145.07
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.